Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 42,472	$ 15,621	$ 32,940
Restricted cash	3,048	3,009	3,132
Receivables, net	8,724	5,263	8,253
Expendable parts and supplies, net	16,172	28,272	29,245
Assets held for sale	60,311	5,741	57,722
Prepaid expenses and other current assets	2,714	3,371	7,294
Total current assets	133,441	61,277	138,586
Property and equipment, net	31,850	426,351	698,022
Lease and equipment deposits	637	1,289	1,630
Operating lease right-of-use assets	7,255	7,231	9,709
Deferred heavy maintenance, net	0	6,396	7,974
Assets held for sale	0	86,605	12,000
Other assets	5,466	7,709	30,546
Total assets	178,649	596,858	898,467
Current liabilities:
Current portion of long-term debt and finance leases	84,725	50,455	163,550
Current portion of deferred revenue	5,532	3,932	4,880
Current maturities of operating leases	1,693	1,681	3,510
Accounts payable	50,132	72,096	58,957
Accrued compensation	9,294	12,797	10,008
Customer deposits	226	1,189	0
Other accrued expenses	23,015	32,308	27,001
Total current liabilities	174,617	174,458	267,906
Noncurrent liabilities:
Long-term debt and finance leases, excluding current portion	28,245	259,816	364,728
Noncurrent operating lease liabilities	6,872	6,863	8,077
Deferred credits from related party	0	3,020	4,617
Deferred income taxes	575	8,173	8,414
Deferred revenue, net of current portion	7,787	5,707	16,167
Other noncurrent liabilities	1,837	28,579	28,522
Total noncurrent liabilities	45,316	312,158	430,525
Total liabilities	219,933	486,616	698,431
Commitments and contingencies
Stockholders' equity:
Common stock of no par value and additional paid-in capital	273,183	272,376	271,155
Accumulated deficit	(314,467)	(162,134)	(71,119)
Total stockholders' equity	(41,284)	110,242	200,036
Total liabilities and stockholders' equity	$ 178,649	$ 596,858	$ 898,467